Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary Shares		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (loss) Income	Equity (Deficit) to Ordinary Shareholders	Non- controlling Interests	Total
Balance at Dec. 31, 2024		$ 35	[1]	$ 36,953,448	$ (30,100,945)	$ 271,452	$ 7,123,990	$ (231,588)	$ 6,892,402
Balance (in Shares) at Dec. 31, 2024	[1]	759,107
Issuance of ordinary shares through convertible notes conversion		$ 14	[1]	678,298			678,312		678,312
Issuance of ordinary shares through convertible notes conversion (in Shares)	[1]	281,469
Issuance of shares amount		$ 1	[1]				1		1
Issuance of shares (in Shares)	[1]	13,671
Issuance of shares for conversion of debt to equity		$ 7	[1]	1,149,650			1,149,657		1,149,657
Issuance of shares for conversion of debt to equity (in Shares)	[1]	164,412
Net loss			[1]		(7,670,525)		(7,670,525)	(16,375)	(7,686,900)
Foreign currency translation			[1]			(827,367)	(827,367)	158,749	(668,618)
Balance at Jun. 30, 2025		$ 57	[1]	38,781,396	(37,771,470)	(555,915)	454,068	(89,214)	364,854
Balance (in Shares) at Jun. 30, 2025	[1]	1,218,658
Balance at Dec. 31, 2024		$ 35	[1]	36,953,448	(30,100,945)	271,452	7,123,990	(231,588)	6,892,402
Balance (in Shares) at Dec. 31, 2024	[1]	759,107
Balance at Dec. 31, 2025		$ 113	[1]	42,395,828	(38,635,083)	(237,541)	3,523,317	(231,611)	3,291,706
Balance (in Shares) at Dec. 31, 2025	[1]	2,436,907
Issuance of ordinary shares through Equity Incentive Plan		$ 29	[1]	893,442			893,471		893,471
Issuance of ordinary shares through Equity Incentive Plan (in Shares)	[1]	634,859
Issuance of shares through private placements		$ 57	[1]	1,116,943			1,117,000		1,117,000
Issuance of shares through private placements (in Shares)	[1]	1,239,472
Issuance of ordinary shares through convertible notes conversion		$ 17	[1]	447,895			447,912		447,912
Issuance of ordinary shares through convertible notes conversion (in Shares)	[1]	376,413
Issuance of ordinary shares for settlement of debts		$ 28	[1]	688,378			688,406		688,406
Issuance of ordinary shares for settlement of debts (in Shares)	[1]	593,453
Issuance of commitment shares under equity line of credit		$ 9	[1]	191,791			191,800		191,800
Issuance of commitment shares under equity line of credit (in Shares)	[1]	200,000
Net loss			[1]		(3,316,003)		(3,316,003)	(3,133)	(3,319,136)
Foreign currency translation			[1]			426,779	426,779	1	426,780
Balance at Jun. 30, 2026		$ 253	[1]	$ 45,734,277	$ (41,951,086)	$ 189,238	$ 3,972,682	$ (234,743)	$ 3,737,939
Balance (in Shares) at Jun. 30, 2026	[1]	5,481,104

[1]	On January 15, 2025 and March 21, 2025, the Company effected share consolidations of its ordinary shares on a one-for-forty (1-for-40) and one-for-three (1-for-3) basis, respectively, resulting in a combined one-for-one hundred twenty (1-for-120) share consolidation. Accordingly, all share and per share amounts for all periods presented have been retrospectively adjusted to reflect these share consolidations.